Other Payables and Accrued Liabilities	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Payables and Accruals [Abstract]
Other Payables and Accrued Liabilities

8. OTHER PAYABLES AND ACCRUED LIABILITIES

	Period Ended	Year Ended
	December 31, 2019	March 31, 2019
	(Unaudited)	(Audited)

Other payables	$191,819	$120,970
Accruals	$76,694	$89,498
Total payables and accrued liabilities	$268,513	$210,468

As of December 31, 2019 and March 31, 2019, other payables consist of refundable deposits payables to participants amounted to $76,686 and $36,201 respectively.

8. OTHER PAYABLES AND ACCRUED LIABILITIES

	Year Ended	Year Ended
	March 31, 2019	March 31, 2018
	(Audited)	(Restated)
Other payables	$120,970	$48,373
Accruals	$89,498	$33,499
Total payables and accrued liabilities	$210,468	$81,872

As of March 31, 2019 and March 31, 2018, other payables consist of refundable deposits payables to participants amounted to $36,201 and $35,166 respectively.